CONSOLIDATED STATEMENTS OF MEMBERS DEFICIT (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance, Beginning		$ (7,259)		$ (6,035)	$ (7,259)	$ (6,035)	$ (4,489)
Exercise of Fiat's incremental equity call option							1,268
Distribution for state tax withholding obligations on behalf of members					(14)	(10)	(10)
Net income	1,620	166	378	473	2,757	1,668	183
Total other comprehensive income (loss)					3,274	(2,882)	(2,987)
Balance, Ending	(1,242)		(7,259)		(1,242)	(7,259)	(6,035)
Contributed Capital [Member]
Balance, Beginning		2,647		2,657	2,647	2,657	1,399
Exercise of Fiat's incremental equity call option							1,268
Distribution for state tax withholding obligations on behalf of members					(14)	(10)	(10)
Balance, Ending	2,633		2,647		2,633	2,647	2,657
Retained Earnings (Accumulated Losses) [Member]
Balance, Beginning		(2,586)		(4,254)	(2,586)	(4,254)	(4,437)
Net income					2,757	1,668	183
Balance, Ending	171		(2,586)		171	(2,586)	(4,254)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance, Beginning		(7,320)		(4,438)	(7,320)	(4,438)	(1,451)
Total other comprehensive income (loss)					3,274	(2,882)	(2,987)
Balance, Ending	$ (4,046)		$ (7,320)		$ (4,046)	$ (7,320)	$ (4,438)